Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Compensation Committee has approved a predetermined schedule for granting equity awards. These dates have been set to occur during an open trading window. However, on occasion we have made and may in the future make equity awards on other dates, including on dates that may be in a closed trading window. We have not granted, nor do we intend to grant, stock options with a grant date set in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and, we have not taken, nor do we intend to take, material nonpublic information into account when determining the timing or terms of stock options. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.

Award Timing Method

Our Compensation Committee has approved a predetermined schedule for granting equity awards. These dates have been set to occur during an open trading window. However, on occasion we have made and may in the future make equity awards on other dates, including on dates that may be in a closed trading window.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not taken, nor do we intend to take, material nonpublic information into account when determining the timing or terms of stock options.
MNPI Disclosure Timed for Compensation Value	false